Leases Payable and Related Obligations (Details) - Schedule of Financial Leases - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases Payable and Related Obligations (Details) - Schedule of Financial Leases [Line Items]
Balance at beginning	R$ 317,333	R$ 249,151
New contracts	115,035	78,132
Remeasurement	14,833
Payment	(47,818)	(29,646)
Write-offs	(152)
Interest	(2,954)	20,599
Update	(35,600)	(35)
Exchange variation	1,383	(868)
Balance at ending	362,060	317,333
Operating Leases [Member]
Leases Payable and Related Obligations (Details) - Schedule of Financial Leases [Line Items]
Balance at beginning	208,767	137,434
New contracts	115,035	78,132
Remeasurement	14,833
Payment	(47,818)	(29,646)
Write-offs	(152)
Interest	30,157	23,750
Update	(35,600)	(35)
Exchange variation	1,383	(868)
Balance at ending	286,605	208,767
Sugarcane field restoration [Member]
Leases Payable and Related Obligations (Details) - Schedule of Financial Leases [Line Items]
Balance at beginning	108,566	111,717
New contracts
Remeasurement
Payment
Write-offs
Interest	(33,111)	(3,151)
Update
Exchange variation
Balance at ending	R$ 75,455	R$ 108,566